CONVERTIBLE DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes
CONVERTIBLE DEBT

CONVERTIBLE DEBT

HEP Investments, LLC – Related Party

On December 2, 2011, the Company and HEP Investments, LLC, a Michigan limited liability company (the “Lender”), entered into the following documents, effective as of December 1, 2011, as amended through May 16, 2018: (i) a Loan Agreement under which the Lender has agreed to advance up to $20,000,000 to the Company, subject to certain conditions, (ii) an 11% Convertible Secured Promissory Note in the principal amount of $20,000,000 (“Note”) (of which a total of $18,470,640 has been funded, with a total of $14,380,298 converted into 143,702,981 shares of common stock, leaving a balance advanced of $4,090,342 as of September 30, 2020), (iii) a Security Agreement, under which the Company granted the Lender a security interest in all of its assets, (iv) issue the Lender warrants to purchase 1,666,667 shares of common stock at an exercise price of $.12 per share (including a cashless exercise provision) which expired September 30, 2016 (from the original December 1, 2011 agreement), (v) enter into a Registration Rights Agreement with respect to all the shares of common stock issuable to the Lender in connection with the Loan transaction, in each case subject to completion of funding of the full $20,000,000 called for by the Loan Agreement, and (vi) an Intellectual Property security agreement under which the Company and its subsidiaries granted the Lender a security interest in all their respective intellectual properties, including patents, in order to secure their respective obligations to the Lender under the Note and related documents. The Lenders Notes are convertible into the Company’s restricted common stock at $.10 per share and bear interest at the rate of 11% per annum. In addition, the Company’s subsidiaries have guaranteed the Company’s obligations under the Note. The Company has also made certain agreements with the Lender which shall remain in effect as long as any amount is outstanding under the Loan. These agreements include an agreement not to make any change in the Company’s senior management, without the prior written consent of the Lender. Two representatives of the Lender will have the right to attend Board of Director meetings as non-voting observers.

On March 29, 2019, the Company and the Lender entered into a “Debt Extension Agreement” whereby the Lender extended the maturity date of the Note to June 30, 2019. The Lender received no additional consideration related to this debt extension. The Company determined that the modification of these Notes was not a substantial modification in accordance with ASC 470-50, “Modifications and Extinguishments.”

As of September 30, 2020, the Company has not made the required annual interest payments and principal payments to the Lender. As the Company has not received a notice of default, pursuant to the terms of the Notes, the Company does not currently consider itself in default. Were the Company to be in default, additional interest would accrue at a rate of 16% per annum.

Based on the above, as of September 30, 2020, the total shares of common stock, if the Lender converted the complete $4,090,342 convertible debt, including related accrued interest of $1,859,832, would be 59,501,746 shares, not including any future interest charges which may be converted into common stock.

Paulson Investment Company, LLC - Related Debt

On August 24, 2016, the Company entered into a Placement Agent Agreement with Paulson Investment Company, LLC (Paulson). The agreement provided that Paulson could provide up to $2 million in financings through “accredited investors” (as defined by Regulation D of the Securities Act of 1933, as amended). As of December 31, 2016, the Company received funding of $1,250,000 through seven (7) individual loans (the “New Lenders”). Each loan included a (i) a Loan Agreement of the individual loan, (ii) a Convertible Secured Promissory Note (“New Lenders Notes”) in the principal amount of the loan, (iii) a Security Agreement under which the Company granted the Lender a security interest in all of its assets and (iv) an Intercreditor Agreement with HEP Investments, LLC (HEP) whereby HEP and the New Lenders agree to participate in all collateral on a pari passu basis. The loans have a two-year term and mature in September 2018 ($600,000) and October 2018 ($650,000). Paulson received a 10% cash finance fee for monies invested in the Company in the form of convertible debt, along with 5 year, $.10 warrants equal to 15% of the number of common shares for which the debt is convertible into at $.10 per share. The New Lenders Notes are convertible into the Company’s restricted common stock at $.10 per share and bear interest at the rate of 11% per annum.

On September 24, 2018, one New Lender converted $300,000 of the debt and $64,280 of accrued interest into 3,642,800 shares of the Company’s common stock (at $.10 per share). On May 8, 2019, one of the New Lenders bought the note of another New Lender.

On January 15, 2020, two New Lenders converted $100,000 of the debt and $36,225 of accrued interest into 1,362,246 shares of the Company’s common stock (at $.10 per share).

The New Lenders Notes state that they will be repaid as follows: accrued interest must be paid on the first and second anniversary of the Note and unpaid principal not previously converted into common stock must be repaid on the second anniversary of the Note.

As of September 30, 2020, the Company has not made the required annual interest payments to the three (3) remaining New Lenders. As the Company has not received notices of default, pursuant to the terms of the Notes, we do not currently consider ourselves in default to the three (3) remaining investors. Were the Company to be considered in default, additional interest would accrue at a rate of 16% per annum.

Other Debt

In September 2014, the Lender of the 1% convertible debentures agreed to rolling 30-day extensions until notice is given to the Company to the contrary. As of September 30, 2020, that agreement is still in place. The Company determined that the modification of these Notes is not a substantial modification in accordance with ASC 470-50, “Modifications and Extinguishments.”

Convertible debt consists of the following:
	September 30, 2020 (Unaudited)	December 31, 2019
1% Convertible notes payable, due November 30, 2020 (at September 30, 2020)	$240,000	$240,000

11% Convertible note payable – HEP Investments LLC, a related party, past due September 30, 2019 (as of September 30, 2020 no notice of default has been received)	4,090,342	4,090,342

11% Convertible note payable – New Lenders; placed by Paulson, past due at various dates ranging from September 2018 to October 2019 (as of September 30, 2020 no notice of default has been received)	850,000	950,000
	5,180,342	5,280,342
Less: Current portion	5,180,342	5,280,342
Long term portion	$-	$-

Amortization of debt discounts was $-0- and $374,608 for the nine months ended September 30, 2020 and 2019, respectively.

CONVERTIBLE DEBT

HEP Investments, LLC – Related Party

On December 2, 2011, the Company and HEP Investments, LLC, a Michigan limited liability company (the “Lender”), entered into the following documents, effective as of December 1, 2011, as amended through May 16, 2018: (i) a Loan Agreement under which the Lender has agreed to advance up to $20,000,000 to the Company, subject to certain conditions, (ii) a Convertible Secured Promissory Note in the principal amount of $20,000,000 (“Note”) (of which $18,350,640 has been advanced as of December 31, 2018), (iii) a Security Agreement, under which the Company granted the Lender a security interest in all of its assets, (iv) issue the Lender warrants to purchase 1,666,667 shares of common stock at an exercise price of $.12 per share (including a cashless exercise provision) which expired September 30, 2016 (from the original December 1, 2011 agreement), (v) enter into a Registration Rights Agreement with respect to all the shares of common stock issuable to the Lender in connection with the Loan transaction, in each case subject to completion of funding of the full $2,000,000 called for by the Loan Agreement,. and (vi) an Intellectual Property security agreement under which the Company and its subsidiaries granted the Lender a security interest in all their respective intellectual properties, including patents, in order to secure their respective obligations to the Lender under the Note and related documents. In addition, the Company’s subsidiaries have guaranteed the Company’s obligations under the Note. The Company has also made certain agreements with the Lender which shall remain in effect as long as any amount is outstanding under the Loan. These agreements include an agreement not to make any change in the Company’s senior management, without the prior written consent of the Lender. Two representatives of the Lender will have the right to attend Board of Director meetings as non-voting observers.

On January 31, 2018, the Company and the Lender entered into the following documents, effective as of January 31, 2018: (i) Ninth Amendment to Loan Agreement under which the Lender has agreed to advance up to a total of $17,500,000 to the Company, subject to certain conditions, and (ii) a Tenth Amended and Restated Senior Secured Convertible Promissory Note. The Ninth Amendment to Loan Agreement amends and restates the Eighth Amendment to Loan Agreement, which was entered into with the Lender on March 1, 2017 and disclosed in the Company’s Form 8-K Current Report filed on March 6, 2017. The Tenth Amended and Restated Senior Secured Convertible Promissory Note extends the maturity date for all convertible debt due to HEP Investments to April 1, 2019, including the payment of any interest due and owing at that time. In consideration for extending the maturity date of the Loan to April 1, 2019 in accordance with the Tenth Amended and Restated Senior Convertible Promissory Note, the Company agreed to issue to the Lender warrants to purchase 3,250,000 shares of common stock at an exercise price of $.10 with a term of 5 years. The warrants were valued at $246,496 using the Black Scholes pricing model relying on the following assumptions: volatility 175.81%; annual rate of dividends 0%; discount rate 2.41%. The Company determined that the modification of these Notes was not a substantial modification in accordance with ASC 470-50, “Modifications and Extinguishments.”

On April 12, 2018, the Lender converted $30,000 of the debt and $9,231 of accrued interest into 392,310 shares of the Company’s common stock (at $.10 per share).

On April 30, 2018, the Board of Directors approved the issuance to the Lender of a warrant to purchase 50 million shares of common stock at an exercise price of $.10 for a term of five years on the basis of $4 million funding through a combination of sales of common stock and the issuances of 11% convertible notes (at a conversion price of $.10) to HEP Investments. This warrant is in addition to 10% warrant coverage (five-year term) provided to the Lender in connection with investments in convertible debt pursuant to existing agreements. A warrant for 25 million shares of common stock at an exercise price of $.10 for a term of five years was issued on June 6, 2018 as $2 million of the related $4 million funding was complete. A portion of the warrant has a cashless exercise provision. The related issued warrants were valued at $3,116,485 using the Black Scholes pricing model relying on the following assumptions: volatility 175.02%; annual rate of dividends 0%; discount rate 2.77%. The Company recorded $2,039,448 of these costs, which represents the amount attributable to the sale of common stock, as a reduction to additional paid-in-capital and $1,077,037 was recorded as a Debt Issuance Cost on the Company’s Balance Sheet as a direct deduction of 11% convertible notes payable.

On May 16, 2018, the Company and the Lender, entered into the following documents, effective as of May 16, 2018: (i) Tenth Amendment to Loan Agreement under which the Lender has agreed to advance up to a total of $20,000,000 to the Company, subject to certain conditions, and (ii) an Eleventh Amended and Restated Senior Secured Convertible Promissory Note. The Tenth Amendment to Loan Agreement amends and restates the Ninth Amendment to Loan Agreement, which was entered into with the Lender on January 31, 2018 and disclosed in the Company’s Form 8-K Current Report filed on May 18, 2018. The Eleventh Amended and Restated Senior Secured Convertible Promissory Note increased amount that the Lender can advance to $20,000,000. In consideration for increasing the advance amount to $20,000,000 in accordance with the Eleventh Amended and Restated Senior Convertible Promissory Note, the Company agreed to issue to the Lender warrants to purchase 5,000,000 shares of common stock at an exercise price of $.10 with a term of 5 years. The warrants were valued at $476,464 using the Black Scholes pricing model relying on the following assumptions: volatility 174.80%; annual rate of dividends 0%; discount rate 2.94%. The Company determined that the modification of these Notes was not a substantial modification in accordance with ASC 470-50, “Modifications and Extinguishments.”

On June 6, 2018 the Lender and Strome Mezzanine Fund LP and Strome Alpha Fund LP (“Participant”) entered into the First Amended and Restated Participation Agreement (amending the June 17, 2017 agreement) whereby the Participant agreed to fund a total of $691,187 (“the committed funding”), through the Lender’s 11% convertible note (at a conversion price of $.10). The Company also agreed to a “Right of First Refusal” (ROFR) with the Participant. The Company would give the Participant the ROFR to invest funds into the Company on the same terms and conditions (“Right of Participation”) as negotiated by the Company with a third party, provided that the Right of Participation must be exercised within 10 days. Certain exclusions apply relating to the committed funding from parties unrelated to the Participant. This ROFR terminates on the third (3) anniversary of the Agreement. The Participant has an agreement with the Lender and the Company, that upon the funding of the Participant’s full $2 million ($1,308,813 though the purchase of common stock from the Company and $691,187 through the purchase of HEP Investments’ 11% convertible note (at a conversion price of $.10)), a warrant for 25 million shares of common stock at an exercise price of $.10 for a term of five years would be allocated from the warrant for 50 million shares of common stock authorized in the April 30, 2018 Board of Directors Resolution. The total funding of $2 million was achieved on June 6, 2018.

During the year ended December 31, 2018, the Company recorded debt discounts, related to $1,968,801 of Notes in the amount of $819,854 to reflect the relative fair value of the related warrants pursuant to “FASB ASC 470-20-30 – Debt with Conversion and Other Options: Beneficial Conversion Features” (ASC 470-20) as a reduction to the carrying amount of the convertible debt and an addition to additional paid-in capital. In accordance with ASC 470-20, the Company valued the beneficial conversion feature and recorded the amount of $613,758 as a reduction to the carrying amount of the convertible debt and as an addition to paid-in capital. Additionally, the relative fair value of the warrants was calculated and recorded at $206,096 as a further reduction to the carrying amount of the convertible debt and an addition to additional paid-in capital. The Company is amortizing the debt discount over the term of the debt. The relative fair value of the debt discounts of $206,096 were calculated using the Black Scholes pricing model relying on the following assumptions: volatility 174.59% to 180.14%; annual rate of dividends 0%; discount rate 2.09% to 3.04% The Company is amortizing the debt discount over the term of the debt. Amortization of the debt discounts were $903,317 for the year ended December 31, 2018.

The Company amortized the debt discount over the term of the debt. Amortization of the debt discounts were $374,608 and $903,317 for the years ended December 31, 2019 and December 31, 2018, respectively

On March 29, 2019, the Company and the Lender entered into a “Debt Extension Agreement” whereby the Lender extended the maturity date of the Note to June 30, 2019. The Lender received no additional consideration related to this debt extension. The Company determined that the modification of these Notes was not a substantial modification in accordance with ASC 470-50, “Modifications and Extinguishments.”

In October 2019, the Company issued to the Lender a warrant to purchase 2,000,000 shares of common stock at an exercise price of $.10 with a term of 5 years. The warrants were valued at $165,432 using the Black Scholes pricing model relying on the following assumptions: volatility 156.60%; annual rate of dividends 0%; discount rate 1.64%.

During the year ended December 31, 2019, the Lender converted $14,260,298 of the debt and $3,014,052 of accrued interest into 172,743,505 shares of the Company’s common stock (at $.10 per share).

As of December 31, 2019, the total shares of common stock, if the Lender converted the complete $4,090,342 convertible debt, including related accrued interest of $1,522,071, would be 56,166,406 shares, not including any future interest charges which may be converted into common stock.

As of December 31, 2019, the Company has not made the required annual interest payments and principal payments to the Lender. As the Company has not received a notice of default, pursuant to the terms of the Notes, the Company does not currently consider itself in default. Were the Company to default, additional interest would accrue at a rate of 16% per annum.

Paulson Investment Company, LLC - Related Debt

On August 24, 2016, the Company entered into a Placement Agent Agreement with Paulson Investment Company, LLC (Paulson). The agreement provided that Paulson could provide up to $2 million in financings through “accredited investors” (as defined by Regulation D of the Securities Act of 1933, as amended). As of December 31, 2016, the Company received funding of $1,250,000 through seven (7) individual loans (the “New Lenders”). Each loan included a (i) a Loan Agreement of the individual loan, (ii) a Convertible Secured Promissory Note (“New Lenders Notes”) in the principal amount of the loan, (iii) a Security Agreement under which the Company granted the Lender a security interest in all of its assets and (iv) an Intercreditor Agreement with HEP Investments, LLC (HEP) whereby HEP and the New Lenders agree to participate in all collateral on a pari passu basis. The loans have a two-year term and mature in September 2018 ($600,000) and October 2018 ($650,000). Paulson received a 10% cash finance fee for monies invested in the Company in the form of convertible debt, along with 5 year, $.10 warrants equal to 15% of the number of common shares for which the debt is convertible into at $.10 per share.

On September 24, 2018, one New Lender converted $300,000 of the debt and $64,280 of accrued interest into 3,642,800 shares of the Company’s common stock (at $.10 per share). On May 8, 2019, one of the New Lenders bought the note of another New Lender.

The New Lenders Notes are convertible into the Company’s restricted common stock at $.10 per share and bear interest at the rate of 11% per annum. The Company is in discussions through intermediaries with the remaining three (3) New Lenders to determine their intentions.

The New Lenders Notes must be repaid as follows: accrued interest must be paid on the first and second anniversary of the Note and unpaid principal not previously converted into common stock must be repaid on the second anniversary of the Note. As of December 31, 2019, the Company has not made the required annual interest payments to five (5) New Lenders and is in default.

On January 15, 2020, two New Lenders converted $100,000 of the debt and $36,225 of accrued interest into 1,362,246 shares of the Company’s common stock (at $.10 per share) (see Note 12 – Subsequent Events). As the Company has not received notices of default, pursuant to the terms of the Notes, we do not currently consider ourselves in default to the three (3) remaining investors. Were the Company to be considered in default, additional interest would accrue at a rate of 16% per annum.

Other Debt

In September 2014, the Lender of the 1% convertible debentures agreed to rolling 30-day extensions until notice is given to the Company to the contrary. As of December 31, 2019, that agreement is still in place. The Company determined that the modification of these Notes is not a substantial modification in accordance with ASC 470-50, “Modifications and Extinguishments.”

Convertible debt consists of the following:

	December 31,	December 31,
	2019	2018
1% Convertible notes payable, due January 2020	$240,000	$240,000
11% Convertible note payable – HEP Investments, LLC, a related party, net of unamortized discount and debt issuance costs of $-0- and $1,562,425, respectively, due June 30, 2019 (as of December 31, 2019 no notice of default has been received)	4,090,342	16,788,215
11% Convertible note payable – New Lenders; placed by Paulson, due at various dates ranging from September 2018 to October 2019 (as of December 31, 2019 no notice of default has been received)	950,000	950,000
	5,280,342	17,978,215
Less: Current portion	5,280,342	17,978,215
Long term portion	$-	$-

As of December 31, 2019, there were no unamortized debt discounts or debt issuance costs included in Notes Payable. As of December 31, 2018, the reductions to Notes Payable of $1,562,425 consisted of, unamortized discounts of $374,608 and debt issuance costs of $1,187,817.

Amortization of debt discounts was $374,608 and $903,317 for the year ended December 31, 2019 and 2018, respectively.